UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JULY 31, 2010

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 17.0%
Automobiles - 2.3%
DaimlerChrysler AG, Registered Shares	47,000	$2,534,139	*
Toyota Motor Corp.	77,200	2,725,389

Total Automobiles		5,259,528

Hotels, Restaurants & Leisure - 4.8%
Carnival PLC	108,900	3,930,248
Greene King PLC	365,223	2,538,786
Marston’s PLC	1,540,620	2,325,599
William Hill PLC	836,410	2,190,483

Total Hotels, Restaurants & Leisure		10,985,116

Internet & Catalog Retail - 1.0%
Home Retail Group PLC	599,300	2,247,535

Media - 5.8%
Asatsu-DK Inc.	107,600	2,585,539
Grupo Televisa SA, ADR	179,760	3,415,440
Publicis Groupe SA	76,800	3,461,335
Reed Elsevier NV	287,800	3,724,214

Total Media		13,186,528

Multiline Retail - 1.8%
Myer Holdings Ltd.	1,290,178	4,026,922

Specialty Retail - 1.3%
Yamada Denki Co., Ltd.	44,150	2,984,386

TOTAL CONSUMER DISCRETIONARY		38,690,015

CONSUMER STAPLES - 12.3%
Beverages - 2.4%
Anheuser-Busch InBev NV	72,800	284	*
C&C Group PLC	753,847	3,192,723
Foster’s Group Ltd.	450,187	2,345,956

Total Beverages		5,538,963

Food & Staples Retailing - 2.2%
Aeon Co., Ltd.	223,500	2,392,934
Seven & I Holdings Co., Ltd.	105,000	2,514,555

Total Food & Staples Retailing		4,907,489

Food Products - 5.4%
Danisco A/S	22,471	1,709,086
Greencore Group PLC	1,954,255	3,394,736
Unilever NV, CVA	170,806	5,024,878
Viterra Inc.	289,160	2,264,226	*

Total Food Products		12,392,926

Tobacco - 2.3%
Japan Tobacco Inc.	943	3,034,365
KT&G Corp.	43,511	2,184,607

Total Tobacco		5,218,972

TOTAL CONSUMER STAPLES		28,058,350

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
BG Group PLC	169,500	2,716,892
Canadian Natural Resources Ltd.	100,200	3,450,299
Royal Dutch Shell PLC, Class A Shares	161,271	4,440,689
Statoil ASA	93,654	1,892,981
Total SA	4	202

TOTAL ENERGY		12,501,063

FINANCIALS - 12.6%
Capital Markets - 4.1%
Credit Suisse Group AG, Registered Shares	56,800	2,586,725
Deutsche Bank AG, Registered Shares	49,597	3,464,294
F&C Asset Management PLC	4,126,384	3,269,831

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Capital Markets - continued
UBS AG, Registered Shares	31	$530	*

Total Capital Markets		9,321,380

Commercial Banks - 4.9%
Barclays PLC	499,348	2,607,660
DBS Group Holdings Ltd.	215,000	2,276,805
HSBC Holdings PLC	209,021	2,118,784
Sumitomo Mitsui Financial Group Inc.	136,400	4,224,856

Total Commercial Banks		11,228,105

Insurance - 2.6%
AXA	220,566	4,065,708
MS&AD Insurance Group Holdings Inc.	81,500	1,812,159

Total Insurance		5,877,867

Real Estate Management & Development - 1.0%
Cheung Kong Holdings Ltd.	184,000	2,220,792

TOTAL FINANCIALS		28,648,144

HEALTH CARE - 9.1%
Health Care Providers & Services - 1.8%
Rhoen-Klinikum AG	142,640	3,252,925
Southern Cross Healthcare Ltd.	1,619,652	819,626	*

Total Health Care Providers & Services		4,072,551

Life Sciences Tools & Services - 1.4%
Lonza Group AG, Registered Shares	39,670	3,080,832

Pharmaceuticals - 5.9%
Astellas Pharma Inc.	59,722	2,026,103
Meda AB, Class A Shares	243,800	1,955,222
Roche Holding AG	20,622	2,682,424
Seikagaku Corp.	216,300	2,185,658
Takeda Pharmaceutical Co., Ltd.	58,594	2,689,105
Teva Pharmaceutical Industries Ltd., ADR	40,300	1,968,655

Total Pharmaceuticals		13,507,167

TOTAL HEALTH CARE		20,660,550

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.1%
MTU Aero Engines Holding AG	43,500	2,525,975

Airlines - 1.1%
easyJet PLC	370,500	2,324,316	*

Commercial Services & Supplies - 5.0%
Loomis AB, Class B Shares	222,420	2,402,992
Newalta Corp.	251,500	2,147,921
Shanks Group PLC	2,005,880	3,289,163
Séché Environnement	32,700	2,325,393
Tomra Systems ASA	255,313	1,252,307

Total Commercial Services & Supplies		11,417,776

Construction & Engineering - 0.8%
Foster Wheeler AG	77,300	1,779,446	*

Industrial Conglomerates - 2.0%
Siemens AG, Registered Shares	46,900	4,570,998

Professional Services - 1.3%
Teleperformance	116,640	2,954,870

TOTAL INDUSTRIALS		25,573,381

INFORMATION TECHNOLOGY - 14.3%
Electronic Equipment, Instruments & Components - 4.3%
5N Plus Inc.	220,700	1,109,887	*
Hosiden Corp.	184,600	1,970,035
Ingenico SA	103,425	2,614,700
Murata Manufacturing Co., Ltd.	82,600	4,082,435

Total Electronic Equipment, Instruments & Components		9,777,057

Internet Software & Services - 1.3%
RADVision Ltd.	415,310	2,853,180	*

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY			SHARES	VALUE
IT Services - 2.6%
Cia Brasileira de Meios de Pagamento			241,100	$2,165,897
ITOCHU Techno-Solutions Corp.			71,900	2,621,506
Xchanging PLC			365,500	1,147,048

Total IT Services				5,934,451

Office Electronics - 2.0%
Neopost SA			29,407	2,274,396
Ricoh Co., Ltd.			170,000	2,355,345

Total Office Electronics				4,629,741

Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp.			138,800	2,999,474
Sumco Corp.			119,993	2,277,777	*

Total Semiconductors & Semiconductor Equipment				5,277,251

Software - 1.8%
Amdocs Ltd.			97,300	2,659,209	*
DTS Corp.			114,984	1,369,507

Total Software				4,028,716

TOTAL INFORMATION TECHNOLOGY				32,500,396

MATERIALS - 5.5%
Chemicals - 2.8%
Akzo Nobel NV			45,980	2,708,632
BASF SE			45,780	2,673,286
Symrise AG			41,600	1,035,431

Total Chemicals				6,417,349

Metals & Mining - 1.5%
Barrick Gold Corp.			84,020	3,453,222

Paper & Forest Products - 1.2%
Sappi Ltd.			566,871	2,723,530	*

TOTAL MATERIALS				12,594,101

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.0%
BCE Inc.			110,010	3,365,414
Swisscom AG, Registered Shares			9,448	3,537,218

Total Diversified Telecommunication Services				6,902,632

Wireless Telecommunication Services - 2.0%
Vodafone Group PLC			1,956,352	4,566,340

TOTAL TELECOMMUNICATION SERVICES				11,468,972

UTILITIES - 0.8%
Multi-Utilities - 0.8%
Veolia Environnement			64,800	1,720,550

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $211,647,767)				212,415,522

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 6.5%
Repurchase Agreement - 6.5%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $14,806,259; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $15,102,284) (Cost - $14,806,000)	0.210%	8/2/10	$14,806,000	14,806,000

TOTAL INVESTMENTS - 99.9% (Cost - $226,453,767#)				227,221,522
Other Assets in Excess of Liabilities - 0.1%				138,849

TOTAL NET ASSETS - 100.0%				$227,360,371

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipt

CVA	—Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

Summary of Investments by Country **

Japan	20.6%
United Kingdom	17.1
Germany	8.8
France	8.5
Netherlands	7.0
Canada	6.9
Switzerland	6.0
Ireland	2.9
Australia	2.8
Israel	2.1
Sweden	1.9
Mexico	1.5
Norway	1.4
South Africa	1.2
Singapore	1.0
Hong Kong	1.0
South Korea	1.0
Brazil	1.0
Denmark	0.8
Belgium	0.0 †
Short-term investment	6.5

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2010 and are subject to change.
†	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$212,415,522	—	—	$212,415,522

Short-term investment†	—	$14,806,000	—	$14,806,000

Total investments	$212,415,522	$14,806,000	—	$227,221,522

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	RIGHTS
Balance as of October 31, 2009	$0	*
Accrued premium/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation) [1]	(0	)*
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of July 31, 2010	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2010 [1]	—

*	Value is less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,108,524
Gross unrealized depreciation	(16,340,769)

Net unrealized appreciation	$767,755

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 27, 2010